Exhibit 99.3 Schedule 5

Loan Level Tape Compare Upload
Loans in Report	19

Marketing ID	Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Full Diligence ID
28	XXXX	XXXX	Original Term	30	360	586E7D14-21B0-4253-A8EB-74E6770B026C
64	XXXX	XXXX	Debt to Income Ratio (Back)	45.2330	40.4213	3B471AE0-1524-455C-8834-58D24B976F30
92	XXXX	XXXX	Documentation Type	Alt Doc/Bank Statements	Full Doc	385695F5-AA8D-40FE-A939-C44CAED7B5E1
92	XXXX	XXXX	Property Type	Condotel	Low Rise Condo (1-4)	385695F5-AA8D-40FE-A939-C44CAED7B5E1
105	XXXX	XXXX	Debt to Income Ratio (Back)	45.2330	40.7566	3B2C4304-0217-4E98-90C1-82DCC48B50C3
113	XXXX	XXXX	Borrower 1 Last Name	XXXX	XXXX	B269818D-3D9C-4A58-8852-81D70B0EF896
123	XXXX	XXXX	Debt to Income Ratio (Back)	46.7580	39.4	B0879765-EEB9-4356-AD32-9326529D4E0F
123	XXXX	XXXX	Documentation Type	Alt Doc/Bank Statements	Full Doc	B0879765-EEB9-4356-AD32-9326529D4E0F
123	XXXX	XXXX	Note Interest Only Term	0	120	B0879765-EEB9-4356-AD32-9326529D4E0F
130	XXXX	XXXX	Documentation Type	Alt Doc/Bank Statements	Full Doc	65FAD9EE-A5A4-4D18-A5D4-36E42DDA6CA4
139	XXXX	XXXX	Debt to Income Ratio (Back)	38.8500	42.0651	4AA1298A-E0C6-4CA1-9616-ECFE3ADFA8BF
148	XXXX	XXXX	Original Term	30	360	9C33A100-0270-47C2-975C-893238A3F9B7
150	XXXX	XXXX	Original Term	30	360	FA8B812F-316E-4B06-88A7-10D5424F2C8D
154	XXXX	XXXX	Occupancy Type	Primary	Investor	27E22023-DCD2-4661-9818-561ABBF18BFC
154	XXXX	XXXX	Original Term	30	360	27E22023-DCD2-4661-9818-561ABBF18BFC
154	XXXX	XXXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)	27E22023-DCD2-4661-9818-561ABBF18BFC
164	XXXX	XXXX	Original Term	30	360	A1218C03-84BC-41EC-BCC7-FDB362F7A470
171	XXXX	XXXX	Maturity Date	XX/XX/XXXX	XX/XX/XXXX	A16BC092-6FB5-4657-9460-A6A881FE6C24
180	XXXX	XXXX	Note Rate	6.7500	7.75	A2A3D813-E43F-4208-900F-5E521D49ECD1
180	XXXX	XXXX	Property Type	SFR	2 Family	A2A3D813-E43F-4208-900F-5E521D49ECD1
181	XXXX	XXXX	Origination Date	XX/XX/XXXX	XX/XX/XXXX	E387286E-0E66-4A87-AD6D-5B9ECE6DD790
181	XXXX	XXXX	Property Type	SFR	Low Rise Condo (1-4)	E387286E-0E66-4A87-AD6D-5B9ECE6DD790
185	XXXX	XXXX	Property Type	SFR	2 Family	51B6EF9D-6449-4FF1-89FD-E7B7DBD889D6
187	XXXX	XXXX	Documentation Type	Full Doc	DSCR	E84CAC45-61BB-4DE4-A066-D685B8D3C8CF
187	XXXX	XXXX	Property Type	SFR	2 Family	E84CAC45-61BB-4DE4-A066-D685B8D3C8CF
191	XXXX	XXXX	Documentation Type	Asset Depletion	DSCR	9AF6E574-F6AE-4912-A36C-2161A93BCBF0
192	XXXX	XXXX	Original Term	30	360	D35877E6-1491-4C91-8B2F-31CA1C20B0C4

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